Related Party Transactions (Details) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended
		Apr. 30, 2020	Jan. 21, 2020	Oct. 31, 2019	Apr. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020
Capital contribution by sponsor	[1]							$ 25,000
Notes Payable, Related Parties, Current						$ 0	$ 1,138,497		$ 1,138,497
Administrative Support Agreement, total expenses incurred							30,000		50,000
Administrative Support Agreement, accrued expenses							50,000		50,000
Advances from related party						21,631			1,438,497
Advances from related party						21,631	$ 0		$ 0
Sponsor
Number of shares issued to sponsor cancelled				1
Sponsor Monthly Fee Payable						$ 10,000
Related Party Loans [Member]
Price of warrants (in dollars per share)						$ 1.50			$ 1.50
Related Party Loans [Member] | Maximum
Loans convertible into warrants						$ 1,500,000			$ 1,500,000
Initial Public Offering
Units issued (in shares)		41,400,000			41,400,000
Sale of stock, price per share						$ 10.00
Initial Public Offering | Sponsor
Advances from related party						$ 21,631
Advances from related party						$ 21,631
Subsequent Events | Sponsor
Debt Instrument, Face Amount			$ 25,000
Units issued (in shares)			8,625,000
Number of shares held by sponsor			10,350,000
Number of shares held by sponsor subject to forfeiture			1,350,000
Percentage of issued and outstanding shares after the Initial Public Offering held by the sponsor			20.00%
Notes Payable, Other Payables [Member] | Subsequent Events | Sponsor
Due to Related Parties, Current			$ 300,000
Common Class A | Sponsor
Sale of stock, price per share						$ 12.00
Common Class B
Capital contribution by sponsor						$ 1

[1]	Included an aggregate of up to 1,350,000 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 7).